SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a.	Basis of presentation:

The accompanying unaudited financial statements of the Company are presented in accordance with the requirements of Form 10-Q and Article 10 of Regulation S-X. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted pursuant to such U.S. Securities and Exchange Commission (“SEC”) rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made. The results for these interim periods are not necessarily indicative of the results for the entire year. The accompanying financial statements should be read in conjunction with Ucansi’s audited financial statements for the year ended December 31, 2013 and the notes thereto contained in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 31, 2014.

c.	Financial statements in U.S. dollars:
The functional currency of the Company is the U.S dollar, as the U.S. dollar is the primary currency of the economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. The majority of Eyekon E.R.D. Ltd.'s operations are currently conducted in Israel and most of the Israeli expenses are currently paid in new Israeli shekels ("NIS"); however, the subsidiary's operations do not generate any positive cash flow to cover its expenses and is not able to exist without the parent company's funding. Therefore the currency which is used to the operating activities, financing and investing activities including loans and equity transactions are made in U.S. dollars.
Accordingly, the functional and reporting currency of the Company is the dollar. Monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars. All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Ucansi Inc. and Eyekon E.R.D. Ltd.

Intercompany transactions and balances have been eliminated upon consolidation.

f.	Principles of consolidation:
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Ucanci Inc. and Eyekon E.R.D. Ltd. Intercompany transactions and balances have been eliminated upon consolidation.

Revenue Recognition, Policy [Policy Text Block]
c.	Revenue recognition:

Revenues are derived from subscription fees for access to and use of its on-demand application services. Under such subscription arrangements for its on-demand application services, the customer does not have the contractual right to take possession of the software at any time during the subscription period. Thus, revenue for the Company’s subscription services will be recognized in accordance with accounting standards for service contracts. There are four basic criteria which must be met to recognize revenue: 1) persuasive evidence of an arrangement exists; 2) delivery of the product has occurred; 3) a fixed or determinable fee; and 4) the collection of the fee is reasonably assured. The application of the relevant accounting standards will require the Company to exercise significant judgment related to specific transactions and transaction types.

s.	Revenue recognition:
Revenue, if and when generated, will be derived from subscription fees for access to and use of its on-demand application services. Under such subscription arrangements for its on-demand application services, the customer does not have the contractual right to take possession of the software at any time during the subscription period. Thus, revenue for the Company’s subscription services will be recognized in accordance with accounting standards for service contracts.
There are four basic criteria which must be met to recognize revenue. These are: 1) persuasive evidence of an arrangement exists; 2) delivery of the product has occurred; 3) a fixed or determinable fee; and 4) the collection of the fee is reasonably assured. The application of the relevant accounting standards will require the Company to exercise significant judgment related to specific transactions and transaction types.

Earnings Per Share, Policy [Policy Text Block]
d.	Loss per share:

Basic and Diluted losses per share are presented in accordance with ASC 260-10 “Earnings per share”. Outstanding restricted stock, options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are antidilutive. The total weighted average number of shares of common stock related to outstanding restricted stock, options and warrants excluded from the calculations of diluted loss per share were 20,480,668 and 16,475,749 for the three months ended March 31, 2014 and 2013, respectively.

The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock:

	For the three months ended
	March 31,
	2014	2013
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$(1,468)	$(439)
Less: accumulated dividend on preferred stock	-	-
	$(1,468)	$(439)

Number of shares used in per share computation:
Common Stock	52,675,917	28,164,315
Series A Preferred Stock	-	11,616,366
	52,675,917	39,780,681

Basic & Diluted net (loss) per share	$(0.03)	$(0.01)

Series A Preferred Stock holders participated in dividends with common stock holders and were therefore included in the computation of basic EPS. All Series A preferred stock ceased to exist upon consummation of the Merger on the Closing Date.

r.	(Loss) per share:
Basic and Diluted losses per share are presented in accordance with ASC 260-10 “Earnings per share”. Outstanding restricted stock, options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are antidilutive. The total weighted average number of ordinary shares related to outstanding restricted stock, options and warrants excluded from the calculations of diluted loss per share were 17,910,054 and 10,951,053 for the years ended December 31, 2013 and 2012, respectively.
The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (thousands, except share amounts and per share amounts):

	Year ended December 31,
	2013	2012
Basic & Diluted net (loss) per share:

(Loss) from continuing operations	$(3,325)	$(3,473)
Less: accumulating dividend on preferred stock	-	(109)
	$(3,325)	$(3,582)

Number of common shares	38,464,166	28,224,082
Number of participating Series A Preferred shares	6,803,637	8,938,920
Number of shares used in per share computation	45,267,803	37,163,002
Basic net (loss) per share	$(0.07)	$(0.10)

Series A Preferred Stock holders participated in dividends with common stock holders and were therefore included in the computation of basic EPS. All Series A preferred stock ceased to exist upon consummation of the Merger on the Closing Date.

Fair Value of Financial Instruments, Policy [Policy Text Block]
e.	Fair value measurements:

As defined in ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

-	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

-	Level 2: Other inputs that are observable, directly or indirectly, such as quoted prices for similar assets and liabilities or market corroborated inputs.

-
Level 3: Unobservable inputs are used when little or no market data is available, which requires the Company to develop its own assumptions about how market participants would value the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques in its assessment that maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$645	$645	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$712	$712	$-	$-

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

q.	Fair value measurements:
As defined in ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is based on the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820-10 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below.
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Other inputs that are observable, directly or indirectly, such as quoted prices for similar assets and liabilities or market corroborated inputs.
Level 3: Unobservable inputs are used when little or no market data is available, which requires the Company to develop its own assumptions about how market participants would value the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.  In determining fair value, the Company utilizes valuation techniques in its assessment that maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$779	$779	$-	$-
Restricted cash	20	20	-	-
Total assets at fair value, net	$799	$799	$-	$-

New Accounting Pronouncements, Policy [Policy Text Block]
f.	Recent accounting pronouncements:

In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”). ASU 2013-11 requires the netting of unrecognized tax benefits against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. The standard is effective for interim and annual periods beginning after December 15, 2013 and is to be applied prospectively with optional retrospective adoption permitted. The Company adopted this standard prospectively as of January 1, 2014. The adoption of ASU 2013-02 did not have a material impact on its consolidated results of operation and financial condition.

There were various other updates recently issued. None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.

t	Impact of recently issued accounting standards:
In December 2011, the FASB issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). The objective of ASU 2011-11 is to enhance disclosures by requiring improved information about financial instruments and derivative instruments in relation to netting arrangements. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. This became effective for the Company on January 1, 2013 and its adoption did not impact the Company's consolidated financial statements.
On February 5, 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which adds additional disclosure requirements relating to the reclassification of items out of accumulated other comprehensive income.  This ASU is effective for the first quarter of 2013 and affects disclosures only; the ASU adoption did not impact the Company's consolidated results of operation and financial condition.

In March 2013, the FASB issued ASU No. 2013-05, Foreign Currency Matters (Topic 830) which provides clarifying guidance concerning the accounting for the cumulative translation adjustment (1) when a parent sells a portion or all of its investment in a foreign entity or no longer holds a controlling interest in a subsidiary or group of assets within a foreign entity, and (2) in connection with the acquisition of a foreign entity achieved in stages. The amended guidance, which should be applied prospectively, is effective for public entities for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. Early adoption is permitted, with application as of the beginning of the fiscal year of adoption. The adoption of this new guidance will not have a material impact on the Company’s consolidated financial statements.

In July, 2013, the FASB issued ASU No. 2013-11, Income Taxes (ASC Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists (“ASU 2013-11”). The amendments contained in ASU 2013-11 provide explicit guidance that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, with limited exceptions. The amendments contained in ASU 2013-11 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and do not require new recurring disclosures. The adoption of this new guidance will not have a material impact on the Company’s consolidated financial statements.

There were various other updates recently issued.  None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.

Reclassification, Policy [Policy Text Block]
u. Prior period reclassification:
Certain amounts of 2012 Current Receivable and Prepaid Expenses, Trade Payables, and Accrued Expenses and Other Liabilities were reclassified. The company reclassified capitalized deferred issuance costs to prepaid expenses, rather than a deduction of those issuance expenses from Trade Payables, and from Accrued Expenses and Other Liabilities, as follows:

	Previously Reported	Reclassification	Prior year Reclassified
Receivable and prepaid expenses	$11	$105	$116
Trade Payables	$42	$41	$83
Accrued expenses and other liabilities	$114	$64	$178

Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. While management believes that such estimates are fair when considered in conjunction with the consolidated financial position and results of operations taken as a whole, actual results could differ from those estimates and such differences may be material to the financial statements.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
b.	Patents:
As a result of the Company’s research and development efforts, the Company has obtained, or is applying for, a number of patents to protect proprietary technology and inventions. All costs associated with patents for product candidates under development are expensed as incurred. To date, the Company has not capitalized patent costs.

Comprehensive Income, Policy [Policy Text Block]
d.	Comprehensive Income (Loss):
Accounting guidance requires financial statements to include the reporting of comprehensive income (loss), which includes net income (loss) and certain transactions that have generally been reported in the statement of stockholders’ equity. The Company’s comprehensive loss consists of net loss.

Segment Reporting, Policy [Policy Text Block]
e.	Segment Reporting:
A business segment is a distinguishable component of an enterprise that is engaged in providing an individual product or service or a group of related products or services and that is subject to risks and returns that are different from those of other business segments. Management believes that the Company meets the criteria for aggregating its operating segments into a single reporting segment.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
g.	Cash and cash equivalents:
For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
h.	Restricted cash:
Cash and cash items which are restricted as to withdrawal or usage. Restricted cash includes legally restricted deposits held as compensating balances against a line of credit on credit cards to assure future credit availability and for an office lease agreement.. Restricted cash is classified as short and long term according to the restriction terms.

Receivables, Policy [Policy Text Block]
i.	Accounts receivable:
Accounts receivable are recorded at net realizable value consisting of the carrying amount less the allowance for uncollectible accounts. As of December 31, 2013 and 2012, the Company has not accrued an allowance for uncollectible accounts.

Property, Plant and Equipment, Policy [Policy Text Block]
j.	Property and equipment:
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:	%
Office furniture and equipment	7 - 15
Laboratory equipment	7 - 15
Computers and electronic equipment	33
Leasehold improvements	10

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
k.	Long lived assets:
The Company reviews the carrying value of its long-lived assets, including intangible assets subject to amortization, for impairment whenever events and circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparing the carrying value of the assets to the undiscounted cash flows estimated to be generated by those assets over their remaining economic life. If the undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are considered impaired. The impairment loss is measured by comparing the fair value of the assets to their carrying value.
Fair value is determined by either a quoted market price or a value determined by a discounted cash flow technique, whichever is more appropriate under the circumstances involved. No impairments were recognized from February 5, 2007 (inception date) through December 31, 2013.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
l.	Accounting for stock-based compensation:
ASC 718 - “Compensation-stock Compensation”- (“ASC 718”) requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option Pricing Model ("OPM"). The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated income statements.
The Company estimates the fair value of stock options granted using the Black-Scholes Merton OPM. The OPM requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.
Until August 2013 there was no market for the Company's common shares. Thus, it was not possible to estimate the expected volatility of the Company's share price in estimating fair value of options granted. Accordingly, as a substitute for such volatility, the Company used the historical volatility of comparable companies in the industry. The expected term of options granted represents the period of time that options granted are expected to be outstanding, management used the simplified method for estimating the expected term of options due to insufficient readily available historical exercise data. The risk-free interest rate was based on the yield rates of U.S. Government Treasury Bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.
Determining the fair value of options granted on or after November 2013, is made using the Company's share price, thus, the expected volatility is calculated on the basis of the Company's historical share price as the Company's management believes that although the Company's shares have a short history of trading, the volatility of the Company's shares is a better indication of its future shares volatility than those of comparable companies. The expected term of options granted on or after November 2013 is no longer based on the simplified method, it represents the estimation of management of the period of time that options granted are expected to be outstanding.
The Company applies ASC 505-50, “Equity Based Payments to Non Employees” (“ASC 505-50”), with respect to options issued to non-employees.
The fair value for these options was estimated using the Black-Scholes Merton OPM with the following assumptions:

	Year ended December 31, 2013	Year ended December 31, 2012

Weighted Average Risk free interest rate	0.123%	0.511%
Dividend yield	0%	0%
Weighted Average Volatility factor	0.9941	0.9375
Weighted Average Expected life of the options	0.87	4.01

Research and Development Expense, Policy [Policy Text Block]
m.	Research and development costs:
Research and development (“R&D”) costs are expensed as they are incurred and consist of salaries, stock- based compensation benefits and other personnel related costs, fees paid to consultants, clinical trials and related clinical manufacturing costs, license and milestone fees, and facilities and overhead costs.

Employee Severance Pay [Policy Text Block]
n.	Severance pay:
All employees signed on employment agreements implementing Section 14 of the Israeli Severance Pay Law, mandating that upon termination of the employees’ employment, the Company shall release to them all the amounts accrued in their insurance policies. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Income Tax, Policy [Policy Text Block]
o.	Income taxes:
The Company accounts for income taxes in accordance with the provisions of ASC 740-10, Income Taxes. ASC 740-10 requires companies to recognize deferred tax assets and liabilities based on the differences between financial reporting and tax bases of assets and liabilities. These differences are measured using the enacted tax rates and laws that are expected to be in effect when the temporary differences are expected to reverse. A valuation allowance is established against net deferred tax assets, if based on the weighted available evidence, it is more likely than not that all or a portion of the deferred tax assets will not be realized.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
p.	Concentrations of credit risk:
Financial instruments that potentially subject the Company and subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents.
Cash and cash equivalents are invested in major banks in Israel and in the U.S. Such deposits in Israel and the U.S. are not insured. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.
The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts or any other hedging arrangements.